Lease liabilities - Schedule of Interest expense relating to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 3,637	$ 491	$ 423
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	3,476	428	402
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 161	$ 63	$ 21